Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.87%
Aerospace & Defense–1.06%
General Dynamics Corp.	15,493	$2,144,696
Raytheon Technologies Corp.	37,787	2,174,264
		4,318,960
Agricultural & Farm Machinery–1.09%
Deere & Co.	19,998	4,432,157
Air Freight & Logistics–1.45%
United Parcel Service, Inc., Class B	35,579	5,928,529
Apparel Retail–1.39%
TJX Cos., Inc. (The)	102,172	5,685,872
Apparel, Accessories & Luxury Goods–0.55%
Columbia Sportswear Co.	25,668	2,232,603
Asset Management & Custody Banks–0.05%
Federated Hermes, Inc., Class B	9,326	200,602
Brewers–3.28%
Anheuser-Busch InBev S.A./N.V. (Belgium)	100,664	5,433,600
Heineken N.V. (Netherlands)	89,292	7,935,057
		13,368,657
Construction Machinery & Heavy Trucks–1.33%
Cummins, Inc.	25,708	5,428,501
Consumer Finance–1.06%
American Express Co.	43,284	4,339,221
Data Processing & Outsourced Services–1.19%
Automatic Data Processing, Inc.	34,817	4,856,623
Diversified Chemicals–0.89%
BASF SE (Germany)	59,711	3,636,054
Electric Utilities–10.95%
American Electric Power Co., Inc.	55,461	4,532,828
Duke Energy Corp.	55,819	4,943,331
Entergy Corp.	128,950	12,705,443
Exelon Corp.	187,657	6,710,614
PPL Corp.	374,692	10,195,369
SSE PLC (United Kingdom)	359,762	5,601,020
		44,688,605
Electrical Components & Equipment–2.63%
ABB Ltd. (Switzerland)	289,156	7,328,657
Emerson Electric Co.	51,986	3,408,722
		10,737,379
Fertilizers & Agricultural Chemicals–0.44%
Nutrien Ltd. (Canada)	46,217	1,812,166
Food Distributors–1.11%
Sysco Corp.	72,979	4,540,753
General Merchandise Stores–2.07%
Target Corp.	53,670	8,448,732
Shares		Value
Heavy Electrical Equipment–0.10%
Siemens Energy AG (Germany)(b)	15,722	$423,965
Household Products–6.05%
Kimberly-Clark Corp.	65,817	9,718,538
Procter & Gamble Co. (The)	107,792	14,982,010
		24,700,548
Industrial Conglomerates–2.36%
3M Co.	35,253	5,646,826
Siemens AG (Germany)	31,445	3,976,084
		9,622,910
Industrial Machinery–3.01%
Flowserve Corp.	200,277	5,465,560
Pentair PLC	80,235	3,672,356
Stanley Black & Decker, Inc.	19,336	3,136,299
		12,274,215
Integrated Oil & Gas–2.25%
Suncor Energy, Inc. (Canada)	150,911	1,842,825
TOTAL SE (France)(c)	213,552	7,331,888
		9,174,713
Integrated Telecommunication Services–3.13%
AT&T, Inc.	267,734	7,633,096
Deutsche Telekom AG (Germany)	306,494	5,134,458
		12,767,554
IT Consulting & Other Services–0.88%
International Business Machines Corp.	29,484	3,587,318
Motorcycle Manufacturers–1.00%
Harley-Davidson, Inc.	166,007	4,073,812
Movies & Entertainment–0.85%
Walt Disney Co. (The)	27,840	3,454,387
Multi-line Insurance–2.31%
Hartford Financial Services Group, Inc. (The)	255,573	9,420,421
Multi-Utilities–5.41%
Consolidated Edison, Inc.	50,214	3,906,649
Dominion Energy, Inc.	148,240	11,700,583
Sempra Energy	54,444	6,443,992
		22,051,224
Oil & Gas Equipment & Services–0.54%
Baker Hughes Co., Class A	165,403	2,198,206
Oil & Gas Exploration & Production–1.08%
ConocoPhillips	133,721	4,391,398
Packaged Foods & Meats–11.72%
Campbell Soup Co.	219,113	10,598,496
General Mills, Inc.	257,037	15,854,041
Kraft Heinz Co. (The)	130,880	3,919,856
Mondelez International, Inc., Class A	172,453	9,907,425
Nestle S.A. (Switzerland)	63,446	7,527,176
		47,806,994

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Paper Packaging–2.52%
Avery Dennison Corp.	19,484	$2,490,834
International Paper Co.	115,502	4,682,451
Sonoco Products Co.	60,982	3,114,351
		10,287,636
Personal Products–1.44%
L’Oreal S.A. (France)	18,113	5,894,008
Pharmaceuticals–7.72%
Bayer AG (Germany)	77,332	4,833,302
Bristol-Myers Squibb Co.	87,792	5,292,980
Eli Lilly and Co.	44,680	6,613,533
Johnson & Johnson	50,535	7,523,651
Merck & Co., Inc.	87,096	7,224,613
		31,488,079
Property & Casualty Insurance–1.62%
Travelers Cos., Inc. (The)	61,146	6,615,386
Regional Banks–6.41%
Comerica, Inc.	92,284	3,529,863
Cullen/Frost Bankers, Inc.	42,323	2,706,556
Fifth Third Bancorp	190,644	4,064,530
KeyCorp	107,651	1,284,277
M&T Bank Corp.	67,924	6,255,121
PNC Financial Services Group, Inc. (The)	28,685	3,152,768
Zions Bancorporation N.A.	175,988	5,142,369
		26,135,484
Restaurants–0.27%
Darden Restaurants, Inc.	11,086	1,116,804
Soft Drinks–2.23%
Coca-Cola Co. (The)	184,027	9,085,413
Shares		Value
Specialized REITs–1.54%
Weyerhaeuser Co.	219,538	$6,261,224
Specialty Chemicals–0.89%
DuPont de Nemours, Inc.	65,432	3,630,167
Total Common Stocks & Other Equity Interests (Cost $332,592,143)		391,117,280
Money Market Funds–3.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	5,058,512	5,058,512
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	5,454,269	5,456,996
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	5,781,156	5,781,156
Total Money Market Funds (Cost $16,294,622)		16,296,664
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $348,886,765)		407,413,944
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.54%
Invesco Private Government Fund, 0.03%(d)(e)(f)	4,711,513	4,711,513
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,570,190	1,570,504
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,282,017)		6,282,017
TOTAL INVESTMENTS IN SECURITIES–101.40% (Cost $355,168,782)		413,695,961
OTHER ASSETS LESS LIABILITIES—(1.40)%		(5,720,444)
NET ASSETS–100.00%		$407,975,517
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,736,144	$8,708,408	$(13,386,040)	$-	$-	$5,058,512	$29,625
Invesco Liquid Assets Portfolio, Institutional Class	6,984,374	8,191,759	(9,720,394)	1,017	240	5,456,996	31,786
Invesco Treasury Portfolio, Institutional Class	11,127,022	9,952,465	(15,298,331)	-	-	5,781,156	32,439
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	11,307,533	(6,596,020)	-	-	4,711,513	215*
Invesco Private Prime Fund	-	3,767,782	(2,197,278)	-	-	1,570,504	164*
Total	$27,847,540	$41,927,947	$(47,198,063)	$1,017	$240	$22,578,681	$94,229

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/17/2020	State Street Bank & Trust Co.	EUR	13,946,780	USD	16,504,340	$136,892

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$326,485,976	$64,631,304	$—	$391,117,280
Money Market Funds	16,296,664	6,282,017	—	22,578,681
Total Investments in Securities	342,782,640	70,913,321	—	413,695,961
Other Investments - Assets*
Forward Foreign Currency Contracts	—	136,892	—	136,892
Total Investments	$342,782,640	$71,050,213	$—	$413,832,853

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Diversified Dividend Fund